Recently Issued Accounting Standards Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The change in presentation for the six months ended June 30, 2018 is as follows:

	Six months ended June 30, 2017
(in thousands of $)	As previously reported	Adjustments decrease	As adjusted
Administrative expenses	22,546	(4,277)	18,269
The adoption changed how restricted cash is reported in the consolidated statements of cash flows as follows for the six months ended June 30, 2017:

		Six months ended June 30, 2017
(in thousands of $)	Cash flow line item	As previously reported	Adjustments decrease	As adjusted
OPERATING ACTIVITIES	Restricted cash and short-term deposits	(406)	406	—
INVESTING ACTIVITIES	Restricted cash and short-term deposits	(6,544)	6,544	—
FINANCING ACTIVITIES	Restricted cash and short-term deposits	(15,393)	15,393	—

As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		119,036	22,343	141,379
Cash, cash equivalents and restricted cash at beginning of period		224,190	416,028	640,218
Cash, cash equivalents and restricted cash at end of period		343,226	438,371	781,597